COMMITMENTS AND CONTINGENCIES - Additional Information - Other Commitments - Gaming License in Cyprus (Detail) - Cyprus License Agreement [Member] € in Thousands, $ in Thousands			1 Months Ended
	Jun. 26, 2017 EUR (€) Satellite	Jun. 26, 2017 USD ($)	Feb. 28, 2023	Feb. 28, 2021	Jun. 26, 2017 USD ($) Satellite
Commitments and Contingencies [Line Items]
Maximum number of satellite casino premises granted	4				4
Percentage of gross gaming revenues as the casino tax during the exclusive period	15.00%				15.00%
License term	30 years	30 years
Exclusive period commenced at the start of the license term	15 years	15 years
Penalty payable per day for failing to open by the opening date	€ 10				$ 11
Maximum Penalty Payable For Failing To Open By The Opening Date	€ 1,000				$ 1,070
Opening date of the integrated casino resort as defined in the license agreement	Apr. 30, 2021	Apr. 30, 2021
Number of business days past the opening date that the license may be terminated	100 days	100 days
Extended opening date of the integrated casino resort				Sep. 30, 2022
Deadline to open the integrated casino resort			June 30, 2023
Three operating satellite casinos [Member]
Commitments and Contingencies [Line Items]
Annual license fee	€ 2,000	$ 2,141
First Four Years [Member] | Temporary Casino And Integrated Casino Resort [Member]
Commitments and Contingencies [Line Items]
Annual license fee	2,500	2,676
Second Four Years [Member] | Temporary Casino And Integrated Casino Resort [Member]
Commitments and Contingencies [Line Items]
Annual license fee	5,000	5,352
After completion of the first eight years [Member]
Commitments and Contingencies [Line Items]
Minimum annual license fee	€ 5,000	$ 5,352
Maximum increase in annual license fee compared to license fee paid annually during the previous four-year period	20.00%	20.00%
Duration that the license fee may be reviewed periodically	4 years	4 years